Note 1 - Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents	$ 4,483	$ 5,236
Restricted cash	7,370	7,020
Total cash, cash equivalents and restricted cash	$ 11,853	$ 12,256